Income tax expense (Reconciliation of effective income tax rate from notional income tax rate) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense [abstract]
Notional tax on profit before income tax expense, calculated at the applicable income tax rates in the countries concerned	26.13%	25.16%	25.11%
Effect of tax losses not recognized	18.45%	1.58%	(0.12%)
Effect of deductible temporary differences not recognized	6.04%	(0.20%)	(0.16%)
Effect of non-taxable income	(12.37%)	(2.89%)	(1.77%)
Effect of non-deductible expenses	7.05%	1.09%	1.37%
Others	(1.84%)	0.35%	0.39%
Effective tax rate	43.46%	25.09%	24.82%